UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22983

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares (EVLMC)

Listing Exchange:  The NASDAQ Stock Market LLC

Annual Report

January 31, 2017

NextSharesTM is a trademark of NextShares Solutions LLC. Used with permission.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2017

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	14 and 38

Federal Tax Information	15

Management and Organization	39

Important Notices	42

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the period opened on February 1, 2016, U.S. Treasurys, along with municipal bonds, were several months into a rally that would continue through the first half of the period. Falling government interest rates around the world, driven by actions such as quantitative easing in Japan and the European Union, put many sovereign rates into negative territory and made U.S. Treasurys and municipal bonds look attractive by comparison.

Great Britain’s June 2016 vote to leave the European Union, ongoing Federal Reserve Board (the Fed) caution, and mixed U.S. economic reports continued to fuel the municipal rally in the summer of 2016. Even the Commonwealth of Puerto Rico’s July 1, 2016 default on over $1 billion in municipal bond and debt service payments — its second default in 2016 and its largest to date — failed to put a dent in the municipal rally, as the market had expected the defaults for some time.

In early fall, however, remarks by the European Central Bank, the Bank of Japan and the Fed seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in September and October of 2016. In November, Donald Trump’s surprise win in the U.S. presidential election precipitated one of the largest municipal market declines in at least two decades. Rates rose and prices fell as markets anticipated that decreasing regulation and lower tax rates under a Trump administration could lead to higher economic growth and inflation.

In December, the Fed announced its only rate hike of 2016, a move that was widely anticipated by investors. Despite the hike, municipal bonds rallied modestly in December, making back some of the losses they had suffered the previous month. During January 2017, municipal bonds continued to stabilize. Interest rates were nearly unchanged in the final month of the period, as markets awaited the presidential inauguration to see what changes the new administration would actually bring. In general, municipal market returns were virtually flat for the one-year period, with coupon yields and price appreciation earlier in the fiscal year balanced by price declines from September through November 2016.

For the one-year period as a whole, the yield curve for municipal AAA-rated8 issues experienced a “bear flattening.” Rates rose throughout the curve, but the greatest increases occurred in the middle of the curve, causing the curve to flatten. Across the yield curve, municipal bonds, which had outperformed U.S. Treasurys from the beginning of the period until the election, underperformed U.S. Treasurys for the period as a whole.

Fund Performance

For the period from its inception on March 30, 2016 through January 31, 2017, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund) had a total return of -1.03% at net asset value (NAV). By comparison, the Fund’s primary benchmark, the Bloomberg Barclays 10 Year Municipal Bond Index (the Index),2 returned -1.05% over the same period. The Index is unmanaged and its returns do not reflect the effect of any applicable sales charges, commissions, or expenses.

The Fund provides rules-based, approximately equal-weighted exposure in each year across the 5-to-15 year maturity portion of the yield curve, with the objective of seeking current income exempt from regular federal income tax.

For the period ended January 31, 2017, security selection was the largest contributor to relative performance versus the Index. Most notably, the AA-rated bonds held by the Fund outperformed the AA-rated bonds represented in the Index. Credit quality contributed to performance relative to the Index as well. Management sought to diversify the credit quality of each maturity bucket or rung of the ladder, and consequently the Fund as a whole, by striking a balance between income and liquidity. Management sought to achieve this balance by positioning bonds from each rating category within the investment grade spectrum, from BBB to AAA. During the period ended January 31, 2017, when lower-rated securities outperformed higher-rated issues, the Fund was overweight versus the Index in stronger-performing A- and BBB-rated bonds and underweight versus the Index in weaker-performing AA- and AAA-rated securities.

Yield curve positioning was also a contributor to Fund performance versus the Index for the period ended January 31, 2017. While the Fund was approximately equally weighted across the yield curve from 5 through 15 years, the Index was entirely positioned in the 8-11 year area of the curve. As the 6-10 year part of the curve delivered weaker performance than both shorter and longer maturities, the Fund’s out-of-Index holdings in the 6-7 year part of the curve detracted from performance versus the Index; however, the Fund’s out-of-Index holdings in the 5 year and the 12-15 year parts of the curve aided relative performance and, as a whole, yield curve positioning helped performance versus the Index during the period.

In contrast, duration,9 or interest rate sensitivity, was the principal detractor from Fund performance versus the Index. The Fund had a higher duration than the Index during a period when interest rates rose and prices, which move in the opposite direction of interest rates, declined.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Performance2,3,4

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Fund Inception Date	Performance Inception Date	One Year	Five Years	Since Portfolio Investor Inception	Since Fund Inception
Fund at NAV	03/30/2016	02/01/2010	–0.87%	4.53%	6.79%	–1.03%
Fund at Market Price	03/30/2016	03/30/2016	—	—	—	–0.80
Bloomberg Barclays 10 Year Municipal Bond Index	—	—	–0.87%	2.90%	4.50%	–1.05%
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	–0.67	3.52	5.02	–1.02

% Total Annual Operating Expense Ratios[5]
Gross						0.57%
Net						0.35

% Distribution Rates/Yields[6]
Distribution Rate at NAV						1.75%
Distribution Rate at Market Price						1.75
SEC 30-day Yield – Subsidized						2.31
SEC 30-day Yield – Unsubsidized						1.20

Growth of $10,0004

This graph shows the change in value of a hypothetical investment of $10,000 in TABS 5-to-15 Year Laddered Municipal Bond NextShares for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Fund Profile7

Credit Quality (% of total investments)8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Prior to August 24, 2016, Bloomberg Barclays 10 Year Municipal Bond Index and Bloomberg Barclays 15 Year Municipal Bond Index were named Barclays 10 Year Municipal Bond Index and Barclays 15 Year Municipal Bond Index, respectively. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Shares of NextShares funds are traded in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. Buyers and sellers of shares normally transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares do not have an operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. The basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[4]

The Fund pursues its investment objective by investing in a separate investment fund (the Portfolio). The returns at NAV for periods before the date the Fund commenced operations are for a mutual fund that invests in the Portfolio (the Portfolio Investor). The performance during such period does not represent the performance of the Fund. The prior investment performance of the Portfolio Investor (rather than the Portfolio itself) is shown because it reflects the expenses typically borne by a retail fund investing in the Portfolio. The Portfolio Investor returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown. If such an adjustment were made, the performance presented below would be higher, because the Fund’s total net operating expenses are lower than those of the Portfolio Investor. Performance is for a share class of the Portfolio Investor offered at net asset value. Performance presented in the Financial Highlights included in the financial statements is not linked.

[5]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[6]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the
IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[7]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[8]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[9]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

5

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 – January 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)		Annualized Expense Ratio

Actual
	$1,000.00	$955.60	$1.72	**	0.35%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.40	$1.78	**	0.35%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Statement of Assets and Liabilities

Assets	January 31, 2017
Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $22,595,895)	$22,060,472
Receivable from affiliate	17,921
Total assets	$22,078,393

Liabilities
Distributions payable	$44
Payable to affiliate:
Operations agreement fee	884
Accrued expenses	49,828
Total liabilities	$50,756
Net Assets	$22,027,637

Sources of Net Assets
Paid-in capital	$22,737,384
Accumulated net realized loss from Portfolio	(211,574)
Accumulated undistributed net investment income	37,250
Net unrealized depreciation from Portfolio	(535,423)
Total	$22,027,637

Net Asset Value Per Share
($22,027,637 ÷ 1,125,000 shares issued and outstanding)	$19.58

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Statement of Operations

Investment Income	Period Ended January 31, 2017(1)
Interest allocated from Portfolio	$207,054
Expenses allocated from Portfolio	(34,134)
Total investment income from Portfolio	$172,920

Expenses
Operations agreement fee	$4,849
Trustees’ fees and expenses	500
Custodian fee	10,402
Transfer and dividend disbursing agent fees	18,136
Legal and accounting services	25,181
Printing and postage	7,168
Registration fees	1,803
Listing fee	24,199
Intraday pricing fee	10,043
Miscellaneous	2,740
Total expenses	$105,021
Deduct —
Allocation of expenses to affiliate	$104,868
Total expense reductions	$104,868

Net expenses	$153

Net investment income	$172,767

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(211,786)
Net realized loss	$(211,786)
Change in unrealized appreciation (depreciation) —
Investments	$(535,423)
Net change in unrealized appreciation (depreciation)	$(535,423)

Net realized and unrealized loss	$(747,209)

Net decrease in net assets from operations	$(574,442)

(1)	For the period from the start of business, March 30, 2016, to January 31, 2017.

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2017(1)
From operations —
Net investment income	$172,767
Net realized loss from investment transactions	(211,786)
Net change in unrealized appreciation (depreciation) from investments	(535,423)
Net decrease in net assets from operations	$(574,442)
Distributions to shareholders —
From net investment income	$(135,352)
Total distributions to shareholders	$(135,352)
Transactions in Fund shares —
Proceeds from sale of shares	$22,714,994
Transaction fees	34,698
Net increase in net assets from Fund share transactions	$22,749,692
Other capital —
Portfolio transaction fee contributed to Portfolio	$(28,492)
Portfolio transaction fee allocated from Portfolio	16,231
Net decrease in net assets from other capital	$(12,261)

Net increase in net assets	$22,027,637

Net Assets
At beginning of period	$—
At end of period	$22,027,637

Accumulated undistributed net investment income included in net assets
At end of period	$37,250

Changes in shares outstanding
Shares outstanding, beginning of period	—
Shares sold	1,125,000
Shares outstanding, end of period	1,125,000

(1)	For the period from the start of business, March 30, 2016, to January 31, 2017.

9	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Financial Highlights

	Period Ended January 31, 2017(1)
Net asset value — Beginning of period	$20.000

Income (Loss) From Operations
Net investment income(2)	$0.298
Net realized and unrealized loss	(0.476)

Total loss from operations	$(0.178)

Less Distributions
From net investment income	$(0.221)

Total distributions	$(0.221)

Portfolio transaction fee, net(2)	$(0.021)

Net asset value — End of period	$19.580

Total Return on Net Asset Value(3)	(1.03	)%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,028
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.35	%(5)(7)
Net investment income	1.77	%(7)
Portfolio Turnover of the Portfolio	30	%(4)(8)

(1)	For the period from the start of business, March 30, 2016, to January 31, 2017.

(2)	Computed using average shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(4)	Not annualized.

(5)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 1.10% of average daily net assets for the period ended January 31, 2017). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	For the period from the Portfolio’s start of business, March 28, 2016, to January 31, 2017.

10	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund commenced operations on March 30, 2016. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (4.4% at January 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

11

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Notes to Financial Statements — continued

The tax character of distributions declared for the period ended January 31, 2017 was as follows:

Period Ended January 31, 2017(1)

Distributions declared from:
Tax-exempt income	$135,352

(1)	For the period from the start of business, March 30, 2016, to January 31, 2017.

During the period ended January 31, 2017, accumulated net realized loss was decreased by $212, accumulated undistributed net investment income was decreased by $165 and paid-in capital was decreased by $47 due to differences between book and tax accounting, primarily for the Fund’s investment in the Portfolio and non-deductible expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$37,294
Deferred capital losses	$(331,331)
Net unrealized depreciation	$(415,666)
Other temporary differences	$(44)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the Fund’s investment in the Portfolio and the timing of recognizing distributions to shareholders.

At January 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $331,331 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2017, $326,160 are short-term and $5,171 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the period ended January 31, 2017, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the period ended January 31, 2017, the operations agreement fee amounted to $4,849 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.35% of the Fund’s average daily net assets through May 31, 2017. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $104,868 in total of the Fund’s operating expenses for the period ended January 31, 2017.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the period ended January 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $22,806,939 and $159,917, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s

12

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Notes to Financial Statements — continued

other investors as more fully described at Note 1H of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statement of Changes in Net Assets.

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as transaction fees on the Statement of Changes in Net Assets.

13

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance NextShares Trust II and Shareholders of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares:

We have audited the accompanying statement of assets and liabilities of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “Fund”) (constituting Eaton Vance NextShares Trust II), as of January 31, 2017, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, March 30, 2016, to January 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares as of January 31, 2017, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, March 30, 2016, to January 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2017

14

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended January 31, 2017, the Fund designates 100.00% of distributions from net investment income as an exempt-interest dividend.

15

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 95.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.1%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/28	$300	$364,623
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	50	54,215

		$418,838

Education — 6.2%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$589,540
Alabama Public School and College Authority, 5.00%, 5/1/24	500	596,540
Brier Creek School Building Corp., IN, 5.00%, 7/15/27	1,000	1,170,410
Brier Creek School Building Corp., IN, 5.00%, 7/15/28	1,000	1,159,250
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	385,248
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	500	584,495
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	235,640
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	668,485
Concord Community Schools Building Corp., IN, 3.00%, 7/15/21	100	105,088
Concord Community Schools Building Corp., IN, 3.00%, 7/15/25	100	102,110
Concord Community Schools Building Corp., IN, 4.00%, 1/15/22	500	547,065
Concord Community Schools Building Corp., IN, 5.00%, 7/15/21	535	607,830
Concord Community Schools Building Corp., IN, 5.00%, 7/15/22	500	575,065
Concord Community Schools Building Corp., IN, 5.00%, 1/15/26	910	1,072,062
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	449,940
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,113,200
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	829,170
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	275,058
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21	1,000	1,138,040
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	749,359

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	$430	$491,821
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	270,431
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	518,188
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	445,734
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	627,404
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	646,248
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	680	795,702
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	690	748,664
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,281,590
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/21	250	282,295
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/22	630	722,213
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	346,380
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	250	290,368
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/28	500	601,355
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	776,747
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	500	535,920
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	318,330
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	315,498
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	740,781
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	175	200,555
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	258,003
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	226,518
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	112,659

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	$150	$169,199
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	476,926
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	140,599
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	118,796
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	432,514
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	296,377
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	875,265
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	869,917
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,151,040
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/29	700	795,606
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	593,159
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	288,098
Western Michigan University, 5.00%, 11/15/24	500	588,830

		$31,303,325

Electric Utilities — 3.1%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,129,330
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	584,425
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,158,660
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,204,280
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	281,443
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	117,310
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	263,474
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	519,196
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	552,833
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	403,819
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	911,764
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	855,466
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	268,520
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	590,035
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,167,450

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	$500	$563,650
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	569,820
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	579,150
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	137,070
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	349,833
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	294,198
South Carolina Public Service Authority, 5.00%, 12/1/26	1,000	1,186,400
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	567,585
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	286,750
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	284,688
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	282,398
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	285,880

		$15,395,427

Escrowed / Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$582,995

		$582,995

General Obligations — 31.4%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	$2,500	$2,933,750
Addison, TX, 5.00%, 2/15/26	270	311,294
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	329,855
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	450	487,827
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	275	295,776
Anchorage, AK, 5.00%, 9/1/23	750	879,705
Anchorage, AK, 5.00%, 9/1/24	750	889,965
Anchorage, AK, 5.00%, 9/1/25	750	896,145
Anchorage, AK, 5.00%, 9/1/27	780	920,751
Arkansas, 4.00%, 6/1/28	500	548,375
Avon, OH, 4.00%, 12/1/31	590	629,323
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,452,225
Belding Area Schools, MI, 5.00%, 5/1/28	250	290,338
Belding Area Schools, MI, 5.00%, 5/1/30	250	286,278
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	335,367

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Birmingham Public Schools, MI, 4.00%, 11/1/23	$1,325	$1,488,969
Brookline, MA, 4.00%, 3/1/30	335	368,312
Brookline, MA, 4.00%, 3/1/31	250	273,070
Burlington, VT, 5.00%, 11/1/22	450	514,202
Burlington, VT, 5.00%, 11/1/23	450	518,900
Burlington, VT, 5.00%, 11/1/24	400	464,988
Burlington, VT, 5.00%, 11/1/25	400	466,388
Burlington, VT, 5.00%, 11/1/26	250	293,563
Burlington, VT, 5.00%, 11/1/27	225	264,067
Burlington, VT, 5.00%, 11/1/28	370	431,168
California, 4.00%, 9/1/26	750	841,702
California, 4.00%, 9/1/27	740	818,980
California, 4.00%, 9/1/28	750	819,232
California, 4.00%, 9/1/31	1,000	1,057,090
California, 5.25%, 9/1/23	500	579,855
Central Dauphin School District, PA, 5.00%, 2/1/29	500	589,595
Clark County School District, NV, 5.00%, 6/15/22	500	577,290
Clark County School District, NV, 5.00%, 6/15/23	500	584,460
Clark County School District, NV, 5.00%, 6/15/24	500	589,735
Clark County School District, NV, 5.00%, 6/15/25	500	594,305
Clark County School District, NV, 5.00%, 6/15/29	250	291,075
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,047,940
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	785,955
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29(1)	1,000	1,162,910
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30(1)	2,000	2,314,540
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31(1)	1,000	1,151,660
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32(1)	630	720,972
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	109,061
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,084,510
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	805,447
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	131,053
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	294,380
Delaware County, OH, 1.50%, 12/1/21	130	128,189
Delaware County, OH, 1.50%, 12/1/22	110	107,104
Delaware County, OH, 4.00%, 12/1/27	150	165,912

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Delaware County, OH, 4.00%, 12/1/28	$255	$277,644
Delaware County, OH, 4.00%, 12/1/29	175	188,697
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	356,730
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	385,886
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	275,478
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	692,168
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	383,219
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/21	2,000	2,182,840
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,652,985
Eaton Community City School District, OH, 4.00%, 12/1/29	300	315,546
Edgewood City School District, OH, 5.25%, 12/1/33	500	574,690
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,253,353
Edinburg, TX, 5.00%, 3/1/22	1,215	1,388,259
Edinburg, TX, 5.00%, 3/1/23	1,235	1,428,500
Edinburg, TX, 5.00%, 3/1/24	815	951,887
Edinburg, TX, 5.00%, 3/1/25	310	363,518
Elgin, IL, 3.00%, 12/15/22	1,410	1,472,223
Elgin, IL, 3.00%, 12/15/23	1,645	1,705,651
Elgin, IL, 3.00%, 12/15/24	1,770	1,824,463
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	584,250
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,100,710
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,146,315
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	589,430
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	750	876,922
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	597,885
Harlandale Independent School District, TX, 5.00%, 8/1/29(1)	845	983,174
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	73,162
Homewood, AL, 5.00%, 9/1/26	1,810	2,176,344
Homewood, AL, 5.00%, 9/1/28	2,000	2,374,920
Homewood, AL, 5.00%, 9/1/29	2,000	2,360,160
Huber Heights City School District, OH, 5.00%, 12/1/26	840	995,677
Illinois, 5.00%, 2/1/23	500	525,320
Illinois, 5.00%, 3/1/24	200	207,096
Illinois, 5.00%, 2/1/26	950	981,369
Illinois, 5.50%, 7/1/26	200	211,318
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/22	1,600	1,867,072

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	$155	$171,938
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	380,426
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	382,276
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	627,311
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	564,660
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	201,217
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	205,132
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/24	100	101,816
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	625	611,937
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	454,221
Kent, WA, 4.00%, 12/1/29	1,000	1,071,160
Kent, WA, 4.00%, 12/1/30	1,000	1,063,240
Kyle, TX, 4.00%, 8/15/30	500	529,880
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,186,273
Lake County Community High School District No. 115, IL, 4.00%, 11/1/24	1,695	1,897,552
Lake County, FL, 5.00%, 6/1/28	650	749,599
Lakeland, FL, 5.00%, 10/1/25	635	737,083
Lakeland, FL, 5.00%, 10/1/28	1,500	1,702,140
Lakeland, FL, 5.00%, 10/1/30	1,000	1,123,450
Lakewood, OH, 4.00%, 12/1/29	500	537,650
Lakewood, OH, 4.00%, 12/1/30	400	428,252
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,734,391
Laredo Community College District, TX, 4.00%, 8/1/22	240	262,764
Laredo Community College District, TX, 5.00%, 8/1/23	165	191,369
Laredo Community College District, TX, 5.00%, 8/1/24	140	163,506
Laredo Community College District, TX, 5.00%, 8/1/25	110	129,262
Laredo Community College District, TX, 5.00%, 8/1/26	320	376,301
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	614,460
Little Rock School District, AR, 3.00%, 2/1/23	400	409,676
Little Rock School District, AR, 3.00%, 2/1/24	250	255,128
Little Rock School District, AR, 3.00%, 2/1/25	250	253,893
Massachusetts, 5.00%, 7/1/25	1,000	1,211,920
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	228,268

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Miami-Dade County School District, FL, 5.00%, 3/15/28	$300	$346,509
Miami-Dade County, FL, 5.00%, 7/1/32	1,000	1,161,210
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,159,410
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,176,200
Midpeninsula Regional Open Space District, CA, 4.00%, 9/1/31	260	280,387
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	860	912,623
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	261,455
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	524,660
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	401,975
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	375	272,029
Newton, MA, 4.00%, 2/1/29(1)	1,265	1,397,142
Northwest Local School District Board of Education, OH, 4.00%, 12/1/30	300	315,558
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,104,156
Olentangy Local School District, OH, 4.00%, 12/1/27	415	461,223
Olentangy Local School District, OH, 4.00%, 12/1/30	630	679,335
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	794,340
Pasadena, TX, 4.00%, 2/15/28	500	544,895
Pasadena, TX, 4.00%, 2/15/29	250	270,013
Pasadena, TX, 4.00%, 2/15/30	500	534,370
Pasadena, TX, 4.00%, 2/15/31	750	796,050
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	769,115
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,171,420
Pennsylvania, 4.00%, 6/15/31	785	808,228
Pennsylvania, 5.00%, 7/1/24	650	755,560
Peoria, IL, 5.00%, 1/1/27	500	573,085
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	571,690
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24(1)	1,020	1,210,230
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/22	430	498,920
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	524,041
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	552,857
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	581,273

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	$505	$609,636
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	631,506
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	654,456
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	673,342
Romeo Community Schools, MI, 5.00%, 5/1/22	575	659,634
Romeo Community Schools, MI, 5.00%, 5/1/24	850	992,749
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,174,740
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,497,787
Romeo Community Schools, MI, 5.00%, 5/1/28	1,000	1,161,350
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,152,620
Romeo Community Schools, MI, 5.00%, 5/1/30	800	916,088
Romeo Community Schools, MI, 5.00%, 5/1/31	1,000	1,138,790
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	339,384
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	571,545
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	576,385
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	801,787
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	265,275
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	432,208
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	321,279
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	212,638
South Texas College District, 5.00%, 8/15/30	1,295	1,501,022
Southfield Public Schools, MI, 5.00%, 5/1/25(1)	1,100	1,291,741
Southfield Public Schools, MI, 5.00%, 5/1/27(1)	1,000	1,187,290
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	597,445
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	1,000	1,207,280
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	892,187
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	573,740
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,040,493
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,192,640

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Stamford, CT, 4.00%, 8/1/27	$750	$836,227
Sugar Land, TX, 5.00%, 2/15/26	555	667,193
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	609,327
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	527,981
Trussville, AL, 5.00%, 10/1/31	250	281,608
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	562,005
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	578,113
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	588,883
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	610,430
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	627,282
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	460,534
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	490,933
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	519,777
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	555,349
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	578,954
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,459,036
Vestavia Hills, AL, 4.00%, 2/1/24	1,235	1,370,998
Vestavia Hills, AL, 4.00%, 2/1/25	550	609,549
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31	560	606,525
Washington, 5.00%, 8/1/23	1,000	1,180,960
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	361,836
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	131,504
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	126,836
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	609,878
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	250	179,100
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	171,415
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,269,561
West Chester Township, OH, 4.00%, 12/1/27	400	442,432

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	$750	$779,077
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	775,582
Will County, IL, 4.00%, 11/15/30	1,000	1,059,450
Williamson County, TX, 5.00%, 2/15/28	300	352,416
York County, PA, 5.00%, 6/1/27	1,225	1,442,094

		$157,906,406

Hospital — 11.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$277,855
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	284,952
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	106,891
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	500	527,710
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	471,222
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	43,584
Harris County Hospital District, TX, 5.00%, 2/15/27	700	823,599
Harris County Hospital District, TX, 5.00%, 2/15/30	1,000	1,148,770
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	842,317
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,232,255
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	461,140
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	576,925
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	570,985
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/29	1,000	1,121,390
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	2,000	2,203,540
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,097,260
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	572,585
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	500	562,065

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	$1,000	$1,098,690
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	438,976
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/28	1,890	2,005,744
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/21	770	869,261
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	401,520
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/25	1,200	1,400,652
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	520,353
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/30	650	732,628
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	111,922
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	171,807
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	289,485
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	287,045
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	284,363
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,663,620
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,207,880
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	683,506
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	284,743
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	636,102
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	585,080
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	579,060
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	575,300
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	239,421
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	566,145
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	280,710

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/24	$1,000	$1,150,140
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	584,200
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	583,370
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	561,650
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	551,485
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	573,525
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	576,095
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	912,480
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,171,310
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	645,568
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	815,668
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	807,268
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	590,138
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	790,188
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	117,774
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	131,865
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	611,130
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,134,830
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,128,200
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,119,280
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,110,390
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,127,320
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/22	775	882,957

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	$630	$730,756
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	701,010
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	276,920
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	151,347
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	272,634
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	253,006
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	340,884
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	707,419
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	112,128
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	226,982
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	343,179
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	573,320
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	226,846
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	63,738
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	408,856
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	392,258
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	467,760
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	352,867
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	572,750

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	$400	$450,172
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	446,728
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	1,300	1,340,859
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	705,224

		$57,633,532

Housing — 2.0%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$400	$407,136
Maine Housing Authority, 2.30%, 11/15/25	190	180,817
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,134,607
New York Mortgage Agency, 1.75%, 4/1/24	500	475,690
New York Mortgage Agency, 1.95%, 10/1/25	750	701,505
New York Mortgage Agency, 2.30%, 10/1/27	750	699,585
New York Mortgage Agency, 2.40%, 10/1/28	750	693,683
New York Mortgage Agency, 2.45%, 4/1/29	750	689,738
Virginia Housing Development Authority, 1.70%, 5/1/22	895	876,429
Virginia Housing Development Authority, 1.85%, 5/1/23	920	895,344
Virginia Housing Development Authority, 1.95%, 11/1/23	295	288,239
Virginia Housing Development Authority, 2.05%, 5/1/24	340	330,721
Virginia Housing Development Authority, 2.25%, 5/1/25	470	455,703
Virginia Housing Development Authority, 2.40%, 5/1/26	520	502,876
Virginia Housing Development Authority, 2.55%, 5/1/27	930	901,849
Washington Housing Finance Commission, 2.05%, 6/1/24	310	307,244
Washington Housing Finance Commission, 2.25%, 6/1/25	455	451,178
Washington Housing Finance Commission, 2.30%, 12/1/25	130	128,848
Washington Housing Finance Commission, 2.40%, 6/1/26	105	103,240

		$10,224,432

Insured – Education — 0.1%
Kershaw County Public Schools Foundation, SC, (BAM), 3.00%, 12/1/26	$250	$246,445

		$246,445

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$551,855

		$551,855

Insured – General Obligations — 1.9%
Bellwood, IL, (AGM), 5.00%, 12/1/22	$500	$561,280
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,129,280
Lancaster School District, PA, (AGM), 5.00%, 6/1/26	1,000	1,171,950
New Britain, CT, (BAM), 5.00%, 3/1/23	550	629,442
New Britain, CT, (BAM), 5.00%, 3/1/24	550	631,565
New Britain, CT, (BAM), 5.00%, 3/1/25	400	461,860
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	287,512
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	502,858
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	214,383
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	365,603
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	460,564
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	377,153
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,890,710
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	749,678

		$9,433,838

Insured – Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$632,105

		$632,105

Insured – Lease Revenue / Certificates of Participation — 3.3%
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/30	$500	$520,440
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/31	500	518,945
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	500	569,525
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,153,000
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/24	250	290,145
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,751,910
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,458,562
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	577,765
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,415,125

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	$250	$289,885
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	113,709
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	282,120
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	867,173
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,618,319
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	254,221
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	570,395
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	457,760
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	300	340,440
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	344,271
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	295,752
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	480,057
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	360,037
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	421,626
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	713,652
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	480,118
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	593,548

		$16,738,500

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$136,256
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	501,484

		$637,740

Insured – Transportation — 0.7%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	$840	$957,550
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	507,338
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	406,766
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	583,120
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	373,107

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$375	$434,861

		$3,262,742

Insured – Water and Sewer — 0.2%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	$250	$286,128
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	291,357
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	287,590
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	114,652

		$979,727

Lease Revenue / Certificates of Participation — 6.8%
Broward County School Board, FL, 5.00%, 7/1/22	$1,500	$1,722,855
Broward County School Board, FL, 5.00%, 7/1/23	500	581,570
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,465,425
Broward County School Board, FL, 5.00%, 7/1/25	500	586,885
Broward County School Board, FL, 5.00%, 7/1/27	500	587,555
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,458,775
Broward County School Board, FL, 5.00%, 7/1/29	500	579,720
Broward County School Board, FL, 5.00%, 7/1/30	500	575,960
Broward County School Board, FL, 5.00%, 7/1/31	600	688,248
California Public Works Board, 4.00%, 12/1/31	1,000	1,049,370
California Public Works Board, 5.00%, 11/1/26	1,000	1,207,060
California Public Works Board, 5.00%, 11/1/27	1,000	1,195,480
California Public Works Board, 5.00%, 11/1/28	1,000	1,187,460
California Public Works Board, 5.00%, 11/1/29	1,000	1,179,050
California Public Works Board, 5.00%, 11/1/31	1,000	1,165,330
Colorado Department of Transportation, 5.00%, 6/15/30	350	402,826
Colorado Department of Transportation, 5.00%, 6/15/31	410	469,335
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	286,490
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	235,540
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	574,472
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	151,813
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	621,280
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	646,220

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	$595	$667,316
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	689,223
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	708,397
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	734,549
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	753,410
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,703,433
Medina City School District, OH, 5.00%, 12/1/23	350	405,846
Medina City School District, OH, 5.00%, 12/1/24	400	464,804
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,220	1,297,677
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,201,682
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	569,185
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	991,432
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,100,100
South Dakota Building Authority, 5.00%, 6/1/27	635	735,260
South Dakota Building Authority, 5.00%, 6/1/28	210	242,852
South Dakota Building Authority, 5.00%, 6/1/30	200	229,002
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	850	871,905
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	750	759,585
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	580,810

		$34,325,187

Other Revenue — 1.4%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$341,745
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,159,860
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,153,590
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,145,840
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	691,110
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	173,895

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	$155	$180,487
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	175,915
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	769,480
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	587,165
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	579,395

		$6,958,482

Senior Living / Life Care — 5.2%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$54,202
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	106,684
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	274,750
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	278,758
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	282,400
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	114,708
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	613,178
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	555	614,318
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,334,165
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,166,517
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,610,321
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	707,655
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	543,820

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	$250	$282,943
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	277,870
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	652,491
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	511,825
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	730,505
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	538,840
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	363,356
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	254,642
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	257,452
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	550,085
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	229,650
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	281,433
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	277,898
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	271,055
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/32	1,580	1,706,574
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	939,860
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/22	400	446,924
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	675,222
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	495,827
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	430,619
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	272,785
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	648,504

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	$200	$213,718
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	264,860
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/21	200	212,856
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	195,109
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	223,510
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	638,197
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	434,645
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	222,074
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	425	469,536
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	417,379
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	969,077
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	837,067
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21	305	341,569
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	228,264
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	286,445
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	497,834
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	528,504
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	495	547,831

		$26,326,311

Special Tax Revenue — 3.9%
Arizona Transportation Board, Transportation Excise Tax Revenue, 5.00%, 7/1/22	$1,000	$1,166,700
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	100	117,831
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	311,240
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	296,920
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	361,280
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	520,195

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	$300	$348,924
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	346,629
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	344,352
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/30	300	341,346
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	577,290
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	584,415
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	567,895
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	575,985
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	582,175
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	539,955
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	773,662
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	161,088
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/22	600	700,782
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	287,425
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,191,330
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	592,940
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	500	589,590
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,216,890
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,053,135
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,103,320
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,033,609
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	845,029
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	116,979
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	160,702
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/31	1,000	1,085,340
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	282,465

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	$250	$280,740
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	279,093
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	277,588

		$19,614,839

Transportation — 8.7%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$271,728
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	289,663
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	170,895
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,171,650
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	170,544
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	169,194
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,108,740
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,434,640
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,583,688
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,165,590
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,159,160
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	2,961,549
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	560,260
Chicago, IL, (O’Hare International Airport), Series D, 5.00%, 1/1/30	100	112,052
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	232,262
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/25	100	116,836
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	580,655
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,168,360
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,167,160

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	$750	$883,822
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	740,206
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,700	1,972,391
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,540,450
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	114,572
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	173,687
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	228,168
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	575,170
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,144,150
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	852,720
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	766,987
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	200,580
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	394,187
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	293,362
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	565,125
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	581,750
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	588,045
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	593,500
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	597,740
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,199,640
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	829,972
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	148,808
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	567,910
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	873,540
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	194,241
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	630,987
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	455,496
North Texas Tollway Authority, 5.00%, 1/1/22	1,000	1,139,800
North Texas Tollway Authority, 5.00%, 1/1/23	1,500	1,735,395

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/25	$1,000	$1,195,820
Port of Seattle, WA, 5.00%, 3/1/24	250	294,305
Port of Seattle, WA, 5.00%, 3/1/25	150	176,819
Port of Seattle, WA, 5.00%, 3/1/27	250	291,240
Port of Seattle, WA, 5.00%, 3/1/29	250	288,080
Texas Transportation Commission, 5.00%, 4/1/33	50	57,027

		$43,480,318

Water and Sewer — 8.5%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$519,462
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	352,998
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	165	188,724
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	113,661
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/22	1,400	1,637,608
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,186,310
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,357,311
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,304,938
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	842,611
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	306,582
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/29	1,025	1,255,215
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/30	200	244,796
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	196,259
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	500	530,285
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	599,065
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	100	109,425
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	725,871
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/25	405	448,412
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	224,588

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	$250	$271,608
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	717,061
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/31	830	878,746
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	276,798
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	194,535
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	717,648
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	590,495
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	703,710
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	500	506,635
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/22	995	1,161,145
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/23	855	1,012,995
Orange County Water District, CA, 5.00%, 8/15/32(1)	1,000	1,192,610
Port St. Lucie, FL, Utility System Revenue, 4.00%, 9/1/30	1,500	1,579,320
Port St. Lucie, FL, Utility System Revenue, 4.00%, 9/1/31	1,650	1,727,599
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	349,680
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/24	600	704,670
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/27	525	617,773
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	807,907
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	641,556
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	713,409
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,188,700
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	609,822
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	1,897,328
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/30	940	1,097,929
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/22	250	284,698
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	345,996
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,174,230
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	470	508,700
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	500	537,890
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	577,920

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Tacoma, WA, Solid Waste Revenue, 5.00%, 12/1/31	$1,050	$1,200,496
Texas Water Development Board, 5.00%, 4/15/28	1,000	1,188,670
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	500	545,425
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,355,300
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	385	405,062
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	305	319,314
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	204,377
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	246,824
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/26	210	247,191
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	588,689
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	636,482

		$42,671,064

Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$288,750

		$288,750

Total Tax-Exempt Investments — 95.5% (identified cost $489,167,892)		$479,612,858

Other Assets, Less Liabilities — 4.5%		$22,491,438

Net Assets — 100.0%		$502,104,296

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2017, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	11.2%
Others, representing less than 10% individually	84.3%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2017, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Portfolio of Investments — continued

financial guaranty assurance agency ranged from 0.1% to 4.5% of total investments.

(1)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

30	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Statement of Assets and Liabilities

Assets	January 31, 2017
Unaffiliated investments, at value (identified cost, $489,167,892)	$479,612,858
Cash	35,737,568
Interest receivable	4,554,008
Receivable for investments sold	4,099,104
Receivable from affiliate	13,347
Total assets	$524,016,885

Liabilities
Payable for investments purchased	$9,019,194
Payable for when-issued securities	12,695,669
Payable to affiliates:
Investment adviser fee	131,239
Accrued expenses	66,487
Total liabilities	$21,912,589
Net Assets applicable to investors’ interest in Portfolio	$502,104,296

Sources of Net Assets
Investors’ capital	$511,659,330
Net unrealized depreciation	(9,555,034)
Total	$502,104,296

31	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Statement of Operations

Investment Income	Period Ended January 31, 2017(1)
Interest	$7,955,230
Total investment income	$7,955,230

Expenses
Investment adviser fee	$1,231,568
Trustees’ fees and expenses	25,971
Custodian fee	106,365
Legal and accounting services	52,223
Miscellaneous	16,527
Total expenses	$1,432,654
Deduct —
Allocation of expenses to affiliate	$82,272
Total expense reductions	$82,272

Net expenses	$1,350,382

Net investment income	$6,604,848

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(5,856,593)
Net realized loss	$(5,856,593)
Change in unrealized appreciation (depreciation) —
Investments	$(14,144,548)
Net change in unrealized appreciation (depreciation)	$(14,144,548)

Net realized and unrealized loss	$(20,001,141)

Net decrease in net assets from operations	$(13,396,293)

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

32	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2017(1)
From operations —
Net investment income	$6,604,848
Net realized loss from investment transactions	(5,856,593)
Net change in unrealized appreciation (depreciation) from investments	(14,144,548)
Net decrease in net assets from operations	$(13,396,293)
Capital transactions —
Contributions	$364,959,593
Withdrawals	(83,807,353)
Portfolio transaction fee	671,446
Assets contributed by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund	233,676,903
Net increase in net assets from capital transactions	$515,500,589

Net increase in net assets	$502,104,296

Net Assets
At beginning of period	$—
At end of period	$502,104,296

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

33	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Financial Highlights

Ratios/Supplemental Data	Period Ended January 31, 2017(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.35	%(2)(3)
Net investment income	1.71	%(2)
Portfolio Turnover	30	%(4)

Total Return	(0.80	)%(3)(4)

Net assets, end of period (000’s omitted)	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)	Annualized.

(3)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the period ended January 31, 2017). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

34	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At January 31, 2017, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 95.6% and 4.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of January 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

35

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Notes to Financial Statements — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended January 31, 2017, the Portfolio’s investment adviser fee amounted to $1,231,568 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $82,272 of the Portfolio’s operating expenses for the period ended January 31, 2017.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Transfer of Assets

Investment operations began on March 28, 2016 with the transfer of investments and related assets by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund of $233,676,903, including net unrealized appreciation of $4,589,514, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and investments acquired in the transfer of assets as described in Note 3, aggregated $411,756,071 and $125,884,609, respectively, for the period ended January 31, 2017.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$489,164,396

Gross unrealized appreciation	$3,045,507
Gross unrealized depreciation	(12,597,045)

Net unrealized depreciation	$(9,551,538)

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended January 31, 2017.

36

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Notes to Financial Statements — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$479,612,858	$—	$479,612,858

Total Investments	$—	$479,612,858	$—	$479,612,858

37

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of 5-to-15 Year Laddered Municipal Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of January 31, 2017, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, March 28, 2016, to January 31, 2017. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 5-to-15 Year Laddered Municipal Bond Portfolio as of January 31, 2017, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, March 28, 2016, to January 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2017

38

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance NextShares Trust II (the Trust) and 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

39

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

40

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your financial advisor may household the mailing of your documents indefinitely unless you instruct your financial advisor otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS

5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22628    1.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice

Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “Fund”) is a series of Eaton Vance NextShares Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the initial fiscal period from the commencement of operations on March 30, 2016 to January 31, 2017 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Fiscal Period Ended*	1/31/17
Audit Fees	$14,000
Audit-Related Fees(1)	$0
Tax Fees(2)	$9,449
All Other Fees(3)	$0

Total	$23,449

*	Registrant commenced operations on March 30, 2016.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Fund (the only series of the Trust) by D&T for the last two fiscal years of the Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Period Ended*	1/31/17
Registrant(1)	$9,449
Eaton Vance(2)	$46,000

*	Registrant commenced operations on March 30, 2016.
(1)	Includes all of the Series of the Trust. During the fiscal year reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017